Derivative Financial Instruments	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
7.           Derivative Financial Instruments
The Company enters into derivative instruments such as futures and swaps primarily for fixed income portfolio interest rate and credit exposure management, and forward contracts for foreign currency exposure management. The Company’s derivative instruments are generally traded under International Swaps and Derivatives Association master agreements, which establish the terms of the transactions entered into with the Company’s derivative counterparties. In the event one party becomes insolvent or otherwise defaults on its obligations, a master agreement generally permits the non-defaulting party to accelerate and terminate all outstanding transactions and net the transactions’ marked-to-market values so that a single sum in a single currency will be owed by, or owed to, the non-defaulting party. Effectively, this contractual close-out netting reduces credit exposure from gross to net exposure.
The following table identifies the fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

	June 30, 2026			December 31, 2025
	Derivative assets at fair value	Derivative liabilities at fair value	Notional amounts(1)	Derivative assets at fair value	Derivative liabilities at fair value	Notional amounts(1)
Credit default swaps	$—	$—	$—	$2.4	$—	$2.2
Forwards(2)	—	(1.6)	31.7	—	(1.7)	133.3
Total	$—	$(1.6)		$2.4	$(1.7)
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(1)The absolute notional exposure represents the Company’s derivative activity, which is representative of the volume of derivatives held during the year.
(2)Contracts used to primarily manage foreign currency risks in underwriting.
The following table presents the Company’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the three and six months ended June 30, 2026 and 2025. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net realized and unrealized investment gains/(losses) and net foreign exchange (gains)/losses in the Consolidated Statements of Income.

	Three Months Ended				Six Months Ended
	June 30, 2026		June 30, 2025		June 30, 2026		June 30, 2025
	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Fixed income portfolio management
Credit default swaps	$—	$—	$—	$—	$0.1	$—	$—	$—
Foreign exchange contracts
Forwards (1)	(3.1)	0.4	(8.8)	—	0.6	0.1	(12.0)	(1.3)
Total	$(3.1)	$0.4	$(8.8)	$—	$0.7	$0.1	$(12.0)	$(1.3)
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(1)Contracts used to primarily manage foreign currency risks in underwriting.
The Company obtains and provides collateral from and to counterparties for over-the-counter derivative financial instruments in accordance with bilateral credit facilities.
The Company does not offset its derivative instruments and presents all amounts in the Consolidated Balance Sheets on a gross basis. Unrealized gains are included within other assets and unrealized losses are included within other liabilities. The Company has pledged cash collateral to counterparties to support the current value of amounts due to the counterparties based on the value of the underlying security.